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                                THE BREMER FUNDS

                       SUPPLEMENT DATED APRIL 18, 2000 TO
                           THE BREMER FUND PROSPECTUS
                             DATED JANUARY 28, 2000

THIS INFORMATION SUPPLEMENTS THE BREMER FUNDS PROSPECTUS DATED JANUARY 28, 2000. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL 1-800-595-5552.

The following information should be added to the MANAGEMENT OF THE FUNDS section on page 15 of the Prospectus:

       Effective April 13, 2000, Paul W. Gifford, Jr. will no longer be a portfolio manager for the Bremer Bond Fund. The Bremer Bond Fund will continue to be managed by Sandra A. Schimek, CFA, who has been a portfolio manager of the Bremer Bond Fund since April 1999.
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                      LEGACY MINNESOTA MUNICIPAL BOND FUND
                       SUPPLEMENT DATED APRIL 18, 2000 TO
                LEGACY MINNESOTA MUNICIPAL BOND FUND PROSPECTUS
                             DATED JANUARY 28, 2000

THIS INFORMATION SUPPLEMENTS THE LEGACY MINNESOTA MUNICIPAL BOND FUND PROSPECTUS DATED JANUARY 28, 2000. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF A PROSPECTUS, PLEASE CALL 1-877-554-4484.

The following information should be added to the MANAGEMENT OF THE FUNDS section on page 13 of the Prospectus:

       Sandra A. Schimek, CFA, Senior Vice President/Chief Investment Officer of the Investment Adviser, is replacing Paul W. Gifford, Jr. who previously managed the Fund from its inception through April 13, 2000. Sandra A. Schimek is responsible for overseeing the investment activities of the Investment Adviser, including fund management, research, trading and operations. She serves on the Investment Adviser's Executive Committee. Sandra has over 14 years of investment experience. Prior to joining the Investment Adviser in April 1999, she worked at Banc One Investment Advisers in various positions, including equity and fixed income analyst, portfolio manager and product manager. Sandra has an MBA degree from Marquette University, a Master of Music from Yale University and a BA in Music from University of Wisconsin-Milwaukee.